FaceBank AG and Nexway - Assets Held For Sale - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Total assets	$ 35,494
Total liabilities	56,137
FaceBank AG & Nexway AG [Member]
Investment in Nexway	4,988
Financial assets	1,965
Goodwill	28,541
Total assets	35,494
Loan payable	56,137
Total liabilities	56,137
Net carrying amount	$ (20,643)